Repurchase of shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Repurchase of shares
Cancellation of repurchase of ordinary shares (in shares)	5,952,565
December 2021 Share Repurchase Program
Repurchase of shares
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 20,000
Effective period	Year ended December 31, 2022
Total number of ADSs purchased as part of the publicly announced plan			731,881
Average price paid per ADS			$ 10.349
December 2022 Share Repurchase Program
Repurchase of shares
Maximum value of ordinary shares or ADSs of the Company to repurchase	$ 5,000
Effective period	Year ending December 31, 2023
Total number of ADSs purchased as part of the publicly announced plan		126,883
Average price paid per ADS		$ 1.679